Borrowings	6 Months Ended
Jun. 30, 2021
Borrowings [abstract]
Borrowings
11.	BORROWINGS

	December 31, 2020	June 30, 2021
Long-term borrowings – Unsecured
Loans from government	$7,494,665	$7,366,882
Other long-term borrowings	4,060,357	4,060,357
Interest payables	3,628,399	3,787,541

	$15,183,421	$15,214,780

Current borrowings - Unsecured
Loans from shareholders	$2,571,701	$—
Interest payables	329,270	—

	$2,900,971	$—

Current borrowings from related parties - Unsecured
Loans from related parties	$550,000	$—
Interest payables	67,912	—

	$617,912	$—

a.	Loans from government
On April 27, 2011, the Singapore Economic Development Board (EDB) awarded the Company a repayable grant (the “Grant”) not exceeding SGD10 million to support the Company’s drug development activities over a five-year qualifying period commencing February 24, 2011 (the “Project”). The Project was successfully implemented, resulting in substantially the full amount of the Grant being disbursed to the Company.
In the event any of the Company’s clinical product candidates achieve commercial approval after Phase 3 clinical trials, the Company will be required to repay the funds disbursed to the Company under the Grant plus interest of 6%. Until the Company has fulfilled its repayment obligations under the Grant, the Company has ongoing update and reporting obligations to the EDB. In the event the Company breaches any of its ongoing obligations under the Grant, EDB can revoke the Grant and demand that the Company repay the funds disbursed to the Company under the Grant. There were no breaches as of December 31, 2020 and June 30, 2021.
As of December 31, 2020 and June 30, 2021, the amounts of funds disbursed to the Company plus accrued interest were $11,123,065 and $11,154,423, respectively.

b.	Other long-term borrowings
CSL Finance Pty Ltd.
On May 12, 2014, ASLAN Pharmaceuticals Pte. Ltd. obtained a loan facility of $4.5 million from CSL Finance Pty Ltd. The amount was based on 75% of research and development costs approved by CSL Finance Pty Ltd. at each drawdown period. The loan is repayable within 10 years from the date of the facility agreement. Interest on the loan is computed at 6% plus LIBOR and is payable on a quarterly basis. Mandatory prepayment of the loan is required upon a successful product launch occurring before maturity of the loan.
As of December 31, 2020 and June 30, 2021, the aggregate carrying amount including principal and accrued interest outstanding under CSL Loan Facility were $4,795,867 and $4,231,620, respectively. The CSL loan including principal and accrued interest was repaid on July 13, 2021. Please refer to Note 24 for details.
Convertible Loan Facility
On September 30, 2019, the Company entered into a loan facility with Bukwang Pharmaceutical Co., Ltd., for an amount of $1.0 million (the “September 2019 Loan Facility”). The September 2019 Loan Facility has a
two-year
term with a 10% interest rate per annum, commencing upon the date the Company draws down on such facility. In October 2019, the Company drew down on $1.0 million under the Convertible Loan Facility. The Company has the option to repay the amounts owed at any time, subject to certain conditions. The redemption right of the Company and the convertible right of the lender are recognized as derivative financial instruments. Please refer to Note
7-
“Financial liabilities at fair value through profit or loss (FVTPL)”.
On March 29, 2021, the Company exercised the early
pre-redemption
right and repaid the Convertible Loan Facility, including accrued interest and derecognized the derivative financial instruments.
October/November 2019 Loan Facility
On October 25, 2019, the Company entered into a loan facility with certain existing stockholders/directors, or affiliates thereof, and on November 11, 2019 the Company entered into a related loan facility with the affiliate of another existing stockholder, for an aggregate amount of $2.25 million (collectively, the “October/November 2019 Loan Facility”). The October/November 2019 Loan Facility has a
two-year
term with a 10% interest rate per annum, commencing upon the date the Company draws down the facility, which must be drawn down in full. The Company has the option to repay not less than $1.0 million of the amounts owed under the October/November 2019 Loan Facilities at any time, subject to certain conditions.
In the event that the Company in a single
re-financing
transaction raises more than ten times the aggregate loan amount prior to expiry of the term, the Company will be obligated to repay any unpaid portion of the principal amount and accrued interest thereunder within 30 days of the receipt of the proceeds from such re-financing
transaction.
In 2019, the Company drew down on $2.25 million under the loan facilities. In connection with the October/November 2019 Loan Facility, the Company issued warrants (collectively referred to as the “Warrants”). These Warrants entitle lenders optionally to purchase shares up to a maximum of 50% of the principal loan amount, at an exercise price of $2.02 per ADS. The Warrants are exercisable only after the Company’s ordinary shares have been delisted from TPEx, and will expire on the earlier of (i) the first anniversary of such TPEx delisting to be August 25, 2021 or (ii) expiry of the term of the October/November 2019 Loan Facility.
The Company was entitled to repay all or part of the loans at any time prior to expiry of the term and Company evaluated the pre-redemption right as derivative financial assets as disclosed in Note 7. On March 22, 2021, the Company exercised the early pre-redemption right and repaid the October/November 2019 Loan Facility in full including accrued interest.

At the same time, holders of Warrants amounting to
 $575,399
of the principal loan amount, purchased 1,425,550 ordinary shares (representing 285,110 ADSs) at an exercise price of
$2.02
per ADS.

c.	Unsecured borrowings from related parties
The terms of the unsecured borrowings from related parties are the same as the terms of the October/November 2019 Loan Facility as disclosed in 11.b above. On March 29, 2021, the Company exercised the early pre-redemption right and repaid the unsecured borrowings from related parties, including accrued interest and derecognized the derivative financial instruments.